Taxation (Tables)	6 Months Ended
Jun. 30, 2024
Major components of tax expense (income) [abstract]
Schedule of Tax on Profit Before Tax Differs from Theoretical Amount that Arise Using Basic Corporation Tax Rate	The Santander UK group’s effective tax rate for H124 was 25.7% (H123: 26.9%). Tax on profit differs from that calculated at the statutory rate as follows:
For the half year to

	30 June 2024	30 June 2023
	£m	£m
Profit before tax	804	1,173
Tax calculated at the statutory rate of 25% (H123: 23.5%)	201	276
Bank surcharge on profits	22	45
Non-deductible preference dividends paid	4	5
Non-deductible UK Bank Levy	6	9
Non-deductible conduct remediation, fines and penalties	—	4
Other non-deductible costs and non-taxable income	(3)	(4)
Tax relief on dividends in respect of other equity instruments	(19)	(20)
Adjustment to prior year provisions	(4)	—
Tax on profit	207	315